SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of subsidiaries [Table Text Block]
Name of Subsidiary	Place of Incorporation	Proportion of Ownership Interest	Principal Activity
Loncor Resources Congo SARL	Democratic Republic of the Congo	100%	Mineral Exploration
Nevada Bob's Franchising, Inc.	Delaware, USA	100%	Dormant
Devon Resources SARL	Democratic Republic of the Congo	100%	Mineral Exploration
Navarro Resources SARL	Democratic Republic of the Congo	100%	Mineral Exploration